Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Gross proceeds of $4,205,574, less issuance costs of $455,259 for 31st Dec. 2011 and $1,633,750, less issuance costs of $186,636 for 31st march 2012	$ 1,633,750	$ 4,205,574
Gross proceeds, issuance costs	$ 186,636	$ 455,259